Events after Reporting Period	12 Months Ended
Dec. 31, 2021
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Events after Reporting Period
4 2 .	Events After Reporting Period
The Group has issued the following bonds since the end of the reporting period.

Type	Issued date	Face value ( I n millions of Korean won)		Interest rate	Redemption date
The 196-1st Public bond	Jan. 27, 2022	￦	270,000	2.60%	Jan. 27, 2025
The 196-2nd Public bond	Jan. 27, 2022		100,000	2.64%	Jan. 27, 2027
The 196-3rd Public bond	Jan. 27, 2022		30,000	2.74%	Jan. 27, 2032
After the current reporting period, in accordance with a resolution of the Board of Directors on February 15, 2022, the Group transferred its Cloud/IDC business to KT Cloud Co., Ltd., a newly established company owned by the Group, through an investment in kind on April 1, 2022. The Group aims to enhance the value of the Cloud/IDC business and foster KT Cloud Co., Ltd. as a specialized company.